Shareholder Report, Holdings (Details)	Dec. 31, 2025
SMART Earnings Growth 30 ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
SMART Earnings Growth 30 ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
SMART Earnings Growth 30 ETF | AppLovin Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
SMART Earnings Growth 30 ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
SMART Earnings Growth 30 ETF | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SMART Earnings Growth 30 ETF | Amphenol Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SMART Earnings Growth 30 ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SMART Earnings Growth 30 ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SMART Earnings Growth 30 ETF | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SMART Earnings Growth 30 ETF | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SMART Earnings Growth 30 ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
SMART Earnings Growth 30 ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
SMART Earnings Growth 30 ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
SMART Earnings Growth 30 ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
SMART Earnings Growth 30 ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
SMART Earnings Growth 30 ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
SMART Earnings Growth 30 ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SMART Earnings Growth 30 ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SMART Earnings Growth 30 ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SMART Trend 25 ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SMART Trend 25 ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SMART Trend 25 ETF | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SMART Trend 25 ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SMART Trend 25 ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SMART Trend 25 ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SMART Trend 25 ETF | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
SMART Trend 25 ETF | Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
SMART Trend 25 ETF | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SMART Trend 25 ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SMART Trend 25 ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
SMART Trend 25 ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SMART Trend 25 ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SMART Trend 25 ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
SMART Trend 25 ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
SMART Trend 25 ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SMART Trend 25 ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
SMART Trend 25 ETF | Retail & Wholesale Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SMART Trend 25 ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)